Deferred Income Tax - Schedule of Detailed Information About Unrecognised Tax Losses Expiry Dates Explanatory (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	£ 896	£ 965
Tax Effected	186	200
Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	425	464
Tax Effected	89	97
Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	117	135
Tax Effected	6	7
Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	354	366
Tax Effected	91	96
UK [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	167	167
Tax Effected	42	42
UK [member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
UK [member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
UK [member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	167	167
Tax Effected	42	42
US [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	567	616
Tax Effected	94	101
US [member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	411	443
Tax Effected	86	92
US [member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	117	135
Tax Effected	6	7
US [member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	39	38
Tax Effected	2	2
Other [Member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	162	182
Tax Effected	50	57
Other [Member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	14	21
Tax Effected	3	5
Other [Member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
Other [Member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	148	161
Tax Effected	£ 47	£ 52